Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Fees and compensation for services	$ 4,028	$ 9,694	$ 11,181	$ 17,062
Salaries and social security	1,515	7,353	12,593	10,943
Consumption of materials and repairs	10,956	55,813	44,912	67,209
Easements and tariffs	1,329	7,147	8,222	9,632
Employee benefits	270	1,421	3,867	2,836
Transportation	113	2,204	2,351	2,914
Others	156	2,613	4,892	3,835
Total operating expenses	$ 18,367	$ 86,245	$ 88,018	$ 114,431